Average Annual Total Returns - Pioneer Bond Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year		C 5 Years		C 10 Years		C SinceInception		C InceptionDate		K 1 Year	K 5 Years	K 10 Years	K SinceInception	K InceptionDate	R 1 Year	R 5 Years	R 10 Years	R SinceInception	R InceptionDate	Y 1 Year	Y 5 Years	Y 10 Years	Y SinceInception	Y InceptionDate	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	3.57%	3.94%	3.96%	6.91%	Oct. 31, 2078	1.82%	2.55%	2.48%	3.89%	2.27%	2.41%	2.41%	3.84%	7.78%	[1]	4.18%	[1]	3.63%	[1]	4.40%	[1]	Jan. 31, 2096	[1]	9.04%	5.33%		4.26%	Dec. 20, 2012	8.19%	4.63%	4.12%	4.81%	Apr. 01, 2003	8.86%	5.23%	4.72%	5.64%	Sep. 20, 2001	7.51%	4.44%	3.84%	7.34%	Oct. 31, 2078

[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.